Eaton Vance
Greater India Fund
September 30, 2022 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2022, the value of the Fund’s investment in the Portfolio was $195,633,764 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio
September 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 102.2%
Security	Shares	Value
India — 102.2%
Air Freight & Logistics — 0.2%
Delhivery, Ltd. (1)	68,443	$ 486,594
		$ 486,594
Auto Components — 2.0%
Sona BLW Precision Forgings, Ltd.(2)	260,883	$ 1,472,536
Sundram Fasteners, Ltd.	131,433	1,461,752
Tube Investments of India, Ltd.	32,844	1,088,106
		$ 4,022,394
Automobiles — 5.7%
Mahindra & Mahindra, Ltd.	337,035	$ 5,213,732
Maruti Suzuki India, Ltd.	17,861	1,929,749
Tata Motors, Ltd.(1)	807,986	3,982,261
		$ 11,125,742
Banks — 24.7%
AU Small Finance Bank, Ltd.(2)	191,406	$ 1,440,902
Axis Bank, Ltd.	1,233,473	11,071,134
Federal Bank, Ltd.	1,650,418	2,400,215
HDFC Bank, Ltd.	328,008	5,685,699
ICICI Bank, Ltd.	2,066,801	21,820,701
State Bank of India	907,613	5,888,272
		$ 48,306,923
Beverages — 1.7%
United Spirits, Ltd.(1)	327,712	$ 3,377,725
		$ 3,377,725
Building Products — 0.6%
Kajaria Ceramics, Ltd.	85,334	$ 1,252,876
		$ 1,252,876
Chemicals — 1.8%
Atul, Ltd.	11,387	$ 1,250,523
Navin Fluorine International, Ltd.	40,950	2,254,483
		$ 3,505,006
Construction & Engineering — 1.0%
Voltas, Ltd.	169,824	$ 1,885,531
		$ 1,885,531
Security	Shares	Value
Construction Materials — 1.4%
Ambuja Cements, Ltd.	430,793	$ 2,717,759
		$ 2,717,759
Consumer Finance — 0.8%
SBI Cards & Payment Services, Ltd.	139,222	$ 1,553,145
		$ 1,553,145
Diversified Financial Services — 3.1%
Bajaj Finserv, Ltd.	227,330	$ 4,677,608
Housing Development Finance Corp., Ltd.	49,704	1,387,233
		$ 6,064,841
Electronic Equipment, Instruments & Components — 0.8%
Honeywell Automation India, Ltd.	3,034	$ 1,490,770
		$ 1,490,770
Food & Staples Retailing — 2.5%
Avenue Supermarts, Ltd.(1)(2)	75,029	$ 4,017,173
Medplus Health Services, Ltd.(1)	109,235	827,587
		$ 4,844,760
Food Products — 2.7%
Britannia Industries, Ltd.	8,004	$ 377,315
Tata Consumer Products, Ltd.	509,479	5,015,292
		$ 5,392,607
Gas Utilities — 0.5%
Gujarat Gas, Ltd.	144,858	$ 897,845
		$ 897,845
Health Care Providers & Services — 1.8%
Apollo Hospitals Enterprise, Ltd.	64,909	$ 3,465,404
		$ 3,465,404
Hotels, Restaurants & Leisure — 0.7%
Devyani International, Ltd.(1)	578,588	$ 1,372,285
		$ 1,372,285
Household Durables — 1.8%
Crompton Greaves Consumer Electricals, Ltd.	404,417	$ 2,039,295
Dixon Technologies India, Ltd.	26,438	1,419,539
		$ 3,458,834

Greater India Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 1.6%
NTPC, Ltd.	1,585,859	$ 3,101,160
		$ 3,101,160
Insurance — 4.5%
ICICI Lombard General Insurance Co., Ltd.(2)	154,954	$ 2,181,389
PB Fintech, Ltd.(1)	114,698	659,716
SBI Life Insurance Co., Ltd.(2)	394,005	6,019,302
		$ 8,860,407
Interactive Media & Services — 1.0%
Info Edge India, Ltd.	42,667	$ 2,006,573
		$ 2,006,573
Internet & Direct Marketing Retail — 1.6%
FSN E-Commerce Ventures, Ltd.(1)	69,630	$ 1,079,588
Zomato, Ltd.(1)	2,642,836	1,996,673
		$ 3,076,261
IT Services — 14.5%
Coforge, Ltd.	53,742	$ 2,198,537
HCL Technologies, Ltd.	443,840	5,039,373
Infosys, Ltd.	1,079,562	18,510,745
Persistent Systems, Ltd.	39,007	1,539,019
Zensar Technologies, Ltd.	395,433	1,022,305
		$ 28,309,979
Machinery — 1.1%
Grindwell Norton, Ltd.	86,000	$ 2,173,093
		$ 2,173,093
Metals & Mining — 3.4%
APL Apollo Tubes, Ltd.	156,608	$ 1,987,371
Hindalco Industries, Ltd.	728,481	3,465,054
Jindal Steel & Power, Ltd.	227,782	1,185,511
		$ 6,637,936
Oil, Gas & Consumable Fuels — 6.0%
Reliance Industries, Ltd.	408,662	$ 11,852,239
		$ 11,852,239
Personal Products — 3.2%
Emami, Ltd.	308,764	$ 1,891,022
Godrej Consumer Products, Ltd.(1)	402,126	4,465,235
		$ 6,356,257
Security	Shares	Value
Pharmaceuticals — 4.8%
Ipca Laboratories, Ltd.	95,704	$ 1,071,034
Lupin, Ltd.	1	8
Sun Pharmaceutical Industries, Ltd.	497,377	5,777,970
Torrent Pharmaceuticals, Ltd.	133,960	2,546,143
		$ 9,395,155
Real Estate Management & Development — 2.1%
Godrej Properties, Ltd.(1)	117,693	$ 1,713,439
Oberoi Realty, Ltd.	214,170	2,389,597
		$ 4,103,036
Specialty Retail — 1.0%
Trent, Ltd.	113,576	$ 1,968,798
		$ 1,968,798
Wireless Telecommunication Services — 3.6%
Bharti Airtel, Ltd.	714,454	$ 6,989,723
		$ 6,989,723
Total India (identified cost $152,589,184)		$200,051,658
Total Common Stocks (identified cost $152,589,184)		$200,051,658

Short-Term Investments — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(3)	1,882,848	$ 1,882,848
Total Short-Term Investments (identified cost $1,882,848)		$ 1,882,848
Total Investments — 103.2% (identified cost $154,472,032)		$201,934,506
Other Assets, Less Liabilities — (3.2)%		$ (6,298,417)
Net Assets — 100.0%		$195,636,089

Greater India Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2022, the aggregate value of these securities is $15,131,302 or 7.7% of the Portfolio's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
SGX CNX Nifty Index	60	Long	10/27/22	$2,035,697	$6,325
					$6,325
At September 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended September 30, 2022 the Portfolio entered into equity index futures contracts to manage cash flows.
Affiliated Investments
At September 30, 2022, the value of the Portfolio's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) was $1,882,848, which represents 1.0% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$34,197,830	$(32,314,982)	$ —	$ —	$1,882,848	$20,128	1,882,848
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Greater India Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

At September 30, 2022, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ —	$200,051,658*	$ —	$200,051,658
Short-Term Investments	1,882,848	—	—	1,882,848
Total Investments	$1,882,848	$200,051,658	$ —	$201,934,506
Futures Contracts	$ —	$ 6,325	$ —	$ 6,325
Total	$1,882,848	$200,057,983	$ —	$201,940,831
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.